FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Dec. 05, 2024 CAD ($)	Dec. 05, 2024 EUR (€)	Nov. 21, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Nov. 04, 2022 CAD ($)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 225,947		$ 170,177					$ 159,867
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	683,535		447,339
Currency risk
Disclosure of detailed information about financial instruments [line items]
Effect on accumulated other comprehensive income	14,148	$ 34,635	8,602	$ 36,925
Effect on income before income taxes	$ 7,291	$ 13,978	1,679	$ 6,934
Reasonably possible change in risk variable, percent	5.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Effect on income before income taxes	$ 4,795		4,084
Debt subject to movements	$ 479,519		$ 408,420
Debt subject to movements, percentage	30.00%		34.00%
Reasonably possible change in risk variable, percent	1.00%
Forward contract
Disclosure of detailed information about financial instruments [line items]
Risk management gains (losses)	$ (24,117)		$ 5,448
Unrealized gains (losses)	(6,823)		3,146
Realized gains (losses)	(17,294)		2,302
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Income recognized	$ (1,502)		$ 345
Cash flow hedges | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount										€ 161,142	$ 175
US interest rate received										4.125%	4.125%
Canadian interest rate paid										4.169%	4.169%
Canadian interest rate received										4.169%	4.169%
Euro interest rate paid										2.351%	2.351%
Cash flow hedges | Variable fixed interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 300		$ 300
Derivatives, interest rate fixed							4.044%		4.241%
Foreign exchange risk related to senior notes | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 175
Derivatives, interest rate received					4.125%	4.125%
Derivatives, interest rate paid					4.169%	4.169%
Foreign exchange risk related to senior notes | Senior Notes | Settled | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 175
Derivatives, interest rate received					4.125%	4.125%
Derivatives, interest rate paid					3.128%	3.128%
Net investment in european operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 161,142
Derivatives, interest rate received					4.169%	4.169%
Derivatives, interest rate paid					2.351%	2.351%
Net investment in european operations | Entered Into | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 165,328
Derivatives, interest rate received					3.128%	3.128%
Derivatives, interest rate paid					2.645%	2.645%